Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2006-A

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2006-A as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 05/10/06

		Payment Date:	07/17/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	06/15/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	06/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	06/30/2006
Indenture Trustee:	JPMorgan Chase	Record Date:	07/14/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	06/15/2006
Note Insurer:	Ambac	Coupon Accrual End Date:	07/16/2006
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	32
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	30
Guarantor:	Capital One Financial Corporation	Months Seasoned:	2
Swap C/Party:	Wachovia Bank, National Association	LIBOR (One Month):	5.198750%

	Original Note		Principal	Accelerated	Optional					Calculated
Class	Balance	Opening Balance	Payment	Principal	Principal	Closing Balance	Days	Day Basis	Interest Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$563,000,000	$463,800,535.67	$100,231,336.11	$0.00	$0.00	$363,569,199.56	32	Actual/360	5.11738%	$2,109,727.63	$2,109,727.63
			178.03			0.6458				3.75	3.75
A2	$708,000,000	$708,000,000.00	$0.00	$0.00	$0.00	$708,000,000.00	30	30/360	5.31000%	$3,132,900.00	$3,132,900.00
						1.0000				4.43	4.43
A3	$764,000,000	$764,000,000.00	$0.00	$0.00	$0.00	$764,000,000.00	30	30/360	5.33000%	$3,393,433.33	$3,393,433.33
						1.0000				4.44	4.44
A4	$715,000,000	$715,000,000.00	$0.00	$0.00	$0.00	$715,000,000.00	32	Actual/360	LIBOR + 0.01000%	$3,310,450.00	$3,310,450.00
						1.0000				4.63	4.63
TOTAL	$2,750,000,000	$2,650,800,535.67	$100,231,336.11	$0.00	$0.00	$2,550,569,199.56				$11,946,510.96	$11,946,510.96
			36.45			0.9275					4.34

Capital One Auto Finance Trust

Series 2006-A

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	81,837,615.91
Liquidation Proceeds Collected During Period	380,412.99
Receivables Repurchase Amounts	277,358.71
Interest Collected on Receivables	34,168,972.10
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	409,601.75
Transfer from Reserve Fund	176,436.64
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	112,215.27
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		117,362,613.37

Distributions:
Trustee Fees	0.00
Servicing Fees	4,853,416.30
Net Swap Payments	0.00
Class A Noteholders’ Accrued Note Interest	11,946,510.96
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	331,350.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	100,231,336.11
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		117,362,613.37

Capital One Auto Finance Trust

Series 2006-A

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		2,912,049,779.84
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	41,960,524.43
Prepaid Principal Received	39,877,091.48
Defaulted Receivables	686,646.79
Principal Portion of Repurchased Receivables	274,295.96
Cram Down Losses and other non-cash adjustments	425.08
Total Monthly Principal Amounts		82,798,983.74
End of Period Aggregate Receivables Balance		2,829,250,796.10
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.9439

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		44,959,128.10
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		44,959,128.10
Reserve Account Requirement	44,959,128.10
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		44,959,128.10
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

Capital One Auto Finance Trust

Series 2006-A

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	186,970	04/27/2006	05/04/2006	$2,997,275,206.86
Subsequent Purchase #1	0			$0.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	186,970			$2,997,275,206.86

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	186,970	183,871
Number of Subsequent Receivables Purchased	0	0
Number of Receivables Defaulted During Period	34	34
Number of Receivables Becoming Purchased Receivables During Period	108	14
Number of Receivables Paid-Off During Period	6,149	3,144
Ending Number of Receivables	180,679	180,679

Statistical Data (Current and Historical):

	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current

Weighted Average APR of the Receivables	13.74%	13.74%	13.75%	13.75%
Weighted Average Remaining Term	61.93	61.93	61.40	60.62
Weighted Average Original Term	66.71	66.71	66.71	66.71
Average Receivable Balance	16,031	16,031	15,837	15,659

Receivables with Scheduled Payment Delinquent

(excludes repossessed assets)

	Units	Dollars	Percentage
31-60 days	5,334	74,196,944	2.55%
61-90 days	1,035	14,627,322	0.50%
over 90 days	56	788,487	0.03%
Receivables Delinquent More than 60 Days at End of Period	1,091	15,415,808	0.53%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	219	3,696,058	0.13%

Capital One Auto Finance Trust

Series 2006-A

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	15,415,808.32
Beginning of Period Principal Balance	2,912,049,779.84
Delinquency Ratio		0.53%
Previous Monthly Period Delinquency Ratio		0.07%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.30%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 2 < 5.50%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 2 < 6.50%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		332.62
Receivables becoming Defaulted Receivables during period	686,646.79
Cram Down Losses and other non-cash adjustments occurring during period	425.08
Liquidation Proceeds collected during period	380,412.99
Net Losses during period	306,658.88
Net Losses since Initial Cut-off Date (End of Period)		306,991.50
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.01%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	232
Beginning of Period Loans Outstanding	183,871
Extension Rate		0.13%
Previous Monthly Extension Rate		0.08%
Second previous Monthly Extension Rate		0.00%
Average Extension Rate		0.11%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

Capital One Auto Finance Trust

Series 2006-A

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and

this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of May 04, 2006, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One

Auto Finance 2006-A, as Issuer, and JPMorgan Chase Bank, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	07/12/2006